SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS
Short-term investments

        Short-term investments as of December 31, 2012 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposits	4.1 - 9.0%	January - June 2013	$132,826
Other			3

Total			$132,829

        Short-term investments as of December 31, 2011 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposits	2.0 - 11.0%	January - October 2012	$80,291
Belarusian ruble denominated deposits	26.0 - 37.0%	February - April 2012	5,933
Other			18

Total			$86,242